Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Jun. 27, 2025 CNY (¥) shares	Jun. 27, 2025 USD ($) shares	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Jul. 31, 2023 CNY (¥) shares	Apr. 30, 2023 CNY (¥) shares	Jan. 31, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 01, 2025 shares	Jan. 08, 2024 shares	Oct. 20, 2023 shares
Class of Stock [Line Items]
Number of shares issued											10,800,000				1,000,000	778,890	236,000
Conversion of ordinary shares									0	0	0	0	0
Stock Issued During Period, Value, New Issues | ¥											¥ 693,596		¥ 242,404
Consideration received from sale of stock									¥ 76	$ 11	4,532		7,795
Additional paid-in capital									3,335,371		2,923,178			$ 476,952
Aggregate Issuance Cost											271	$ (37)
Share Repurchase Program, Authorized, Amount | $				$ 30,000
Treasury Stock, Value									¥ 10,085		¥ 10,085			$ 1,442
Conversion of Stock, Type of Stock Converted									Class B ordinary shares were converted to Class A ordinary shares	Class B ordinary shares were converted to Class A ordinary shares	Class B ordinary share was converted to Class A ordinary share	Class B ordinary share was converted to Class A ordinary share
Common Stock, Shares, Issued											10,800,000				1,000,000	778,890	236,000
Qingdao Investor [Member]
Class of Stock [Line Items]
Additional paid-in capital | ¥													66,484
South Korean Investor [Member]
Class of Stock [Line Items]
Additional paid-in capital | ¥													163,560
Zhuhai Investor [Member]
Class of Stock [Line Items]
Additional paid-in capital | ¥											¥ 90,330
Middle East Investor [Member]
Class of Stock [Line Items]
Additional paid-in capital | ¥											71,786
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues | ¥											¥ 693,586		242,399
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Payment of tax witheld share based compensation | ¥								¥ 11,230
Restricted Stock Units (RSUs) [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Adjustment related to tax withholding for share based compensation | ¥								¥ 11,230
At Market Offering [Member]
Class of Stock [Line Items]
Number of shares issued	2,769,184	2,769,184
Stock Issued During Period, Value, New Issues	¥ 170,146	$ 23,757
Adjustments to additional paid in capital, stock issued, issuance costs	¥ 4,577	$ 639
Common Stock, Shares, Issued	2,769,184	2,769,184
Sale of Stock, Number of Shares Issued in Transaction											9,231,510	9,231,510
At Market Offering [Member] | Bank of New York Mellon [Member]
Class of Stock [Line Items]
Number of shares issued	1,400,000	1,400,000
Common Stock, Shares, Issued	1,400,000	1,400,000
Common Class B [Member]
Class of Stock [Line Items]
Number of shares issued									39,026,560		39,026,560			39,026,560
Ordinary shares, shares outstanding									39,026,560		39,026,560			39,026,560
Common Stock, Shares, Issued									39,026,560		39,026,560			39,026,560
Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued									111,736,100		106,532,825			111,736,100
Ordinary shares, shares outstanding									111,215,614		104,828,035			111,215,614
Ordinary shares reserved for future issuance									520,486		1,704,790			520,486
Additional paid-in capital | ¥											¥ 5,999		¥ 12,355
Common Stock, Shares, Issued									111,736,100		106,532,825			111,736,100
Common Class A [Member] | 2019 Plans [Member]
Class of Stock [Line Items]
Number of shares issued											110,180		221,224
Common Stock, Shares, Issued											110,180		221,224
Common Class A [Member] | Qingdao Investor [Member]
Class of Stock [Line Items]
Number of shares issued							3,466,204
Stock Issued During Period, Value, New Issues | ¥							¥ 66,486
Adjustments to additional paid in capital, stock issued, issuance costs | ¥							¥ 2,374
Common Stock, Shares, Issued							3,466,204
Common Class A [Member] | South Korean Investor [Member]
Class of Stock [Line Items]
Number of shares issued						4,183,510
Stock Issued During Period, Value, New Issues | ¥						¥ 163,563
Adjustments to additional paid in capital, stock issued, issuance costs | ¥						¥ 1,000
Common Stock, Shares, Issued						4,183,510
Common Class A [Member] | Strategic Investor [Member]
Class of Stock [Line Items]
Number of shares issued				1,351,488
Stock Issued During Period, Value, New Issues			¥ 71,786	$ 10,000
Common Stock, Shares, Issued				1,351,488
Common Class A [Member] | Zhuhai Investor [Member]
Class of Stock [Line Items]
Number of shares issued				1,866,666
Stock Issued During Period, Value, New Issues			¥ 90,603	$ 12,600
Common Stock, Shares, Issued				1,866,666
Common Class A [Member] | Additional Paid-in Capital [Member] | 2019 Plans [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues											¥ 5,999	$ (822)	¥ 12,355
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares issued									3,614,413					3,614,413
Ordinary shares held by depository bank									811,138					811,138
Ordinary shares reserved for future issuance													461,516
Common Stock, Shares, Issued									3,614,413					3,614,413
Common Class A [Member] | At Market Offering [Member]
Class of Stock [Line Items]
Additional paid-in capital									¥ 165,567		525,471			$ 23,676
American Depository Shares [Member]
Class of Stock [Line Items]
Adjustments to additional paid in capital, stock issued, issuance costs											16,518	2,324
Consideration received from sale of stock | $					$ 100,000
Proceeds from Sale of Held-to-Maturity Securities											¥ 541,997	$ 76,243
Treasury Stock, Shares, Acquired											100,000	100,000
Treasury Stock, Value | ¥											¥ 10,085
Shares Acquired, Average Cost Per Share | $ / shares												$ 13.99